Provisions (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Carrying amount	$ 279,386	$ 314,919	$ 266,319
Legal Proceedings Provision Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(1,118)	(1,372)
Provisions	8,222	11,284
Carrying amount	7,104	9,912
Legal Proceedings Provision Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(985)	(1,810)
Provisions	18,394	24,104
Carrying amount	17,409	22,294
Legal Proceedings Provision Civil [Member]
IfrsStatementLineItems [Line Items]
Provisions	2,064	760
Carrying amount	2,064	760
Legal Proceedings Provision Environmental [Member]
IfrsStatementLineItems [Line Items]
Provisions	19,055	23,821
Carrying amount	19,055	23,821
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Judicial deposits	(2,103)	(3,182)
Provisions	47,735	59,969
Carrying amount	$ 45,632	$ 56,787